Earnings (Loss) Per Share - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average share price (in dollars per share)	$ 16.42	$ 10.26